Properties and Equipment - Rollforward Asset Retirement Obligation (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning Balance		$ 40	$ 39
Liabilities incurred during the period		5	5
Liabilities settled during the period		(11)	(6)
Estimate revisions		3	0
Accretion expense	[1]	2	2
Ending Balance		39	40
Amount reflected as current		$ 7	$ 5

[1]	Accretion expense is included in lease and facility operating expense on the Consolidated Statements of Operations.